Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 8,958,192	$ 11,230,637	$ 8,010,357
Prepaid expenses	97,877	1,489,851	97,073
Subscription receivable	0	2,761	0
TOTAL CURRENT ASSETS	9,056,069	12,723,249	8,107,430
Fixed Assets, net of accumulated depreciation	58,670	59,175	53,618
TOTAL ASSETS	9,114,739	12,782,424	8,161,048
CURRENT LIABILITIES
Accounts payable	699,511	449,875	778,753
Accrued expenses	178,460	141,525	310,435
Note payable	0	10,511	0
Accounts payable - related party		0	200,000
Accrued expenses - related party	351,344	389,058	0
TOTAL CURRENT LIABILITIES	1,229,315	990,969	1,289,188
Commitments and contingencies
SHAREHOLDERS' DEFICIT
Common Stock Value	4,962	4,917	2,403
Additional paid-in capital	28,304,453	27,695,888	6,627,983
Accumulated deficit	(32,045,215)	(27,724,224)	(18,282,689)
TOTAL SHAREHOLDERS' DEFICIT	(3,735,800)	(23,419)	(11,652,303)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	9,114,739	12,782,424	8,161,048
Series A Convertible Redeemable Preferred Stock [Member]
CONVERTIBLE REDEEMABLE PREFERRED STOCK
Convertible redeemable preferred stock, Series B, $.0001 par value, 333,333 shares authorized; 258,049.4 issued and outstanding at June 30, 2016 and 262,349.4 shares issued and outstanding at December 31, 2015 Liquidation preference of $15,482,963 at June 30, 2016 and $15,740,963 at December 31, 2015. plus dividends accruable at 13.3% per annum of $1,304,576 as of June 30, 2016 and $279,824 as of December 31, 2015.		0	18,524,163
Series B Convertible Redeemable Preferred Stock [Member]
CONVERTIBLE REDEEMABLE PREFERRED STOCK
Convertible redeemable preferred stock, Series B, $.0001 par value, 333,333 shares authorized; 258,049.4 issued and outstanding at June 30, 2016 and 262,349.4 shares issued and outstanding at December 31, 2015 Liquidation preference of $15,482,963 at June 30, 2016 and $15,740,963 at December 31, 2015. plus dividends accruable at 13.3% per annum of $1,304,576 as of June 30, 2016 and $279,824 as of December 31, 2015.	$ 11,621,224	$ 11,814,874	$ 0